Leases - Minimum Annual Lease Payments Under Noncancelable Lease Arrangements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Leases [Abstract]
2015	$ 335
2016	139
2017	0
2018	0
2019	0
Thereafter	0
Total minimum lease payments	474
Less amount representing interest	43
Present value of future minimum lease payments	431
Less current installments of obligations under capital leases	304	73
Long-term capital lease obligations	127
2015	688
2016	649
2017	365
2018	158
2019	163
Thereafter	627
Total minimum lease payments	$ 2,650